Total
First Trust Dorsey Wright Peoples Portfolio ETF
Summary Information
Investment Objective

The First Trust Dorsey Wright People's Portfolio ETF (the "Fund"), seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright People's Portfolio Index (the "Index").

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Dorsey Wright Peoples Portfolio ETF First Trust Dorsey Wright Peoples Portfolio ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Dorsey Wright Peoples Portfolio ETF First Trust Dorsey Wright Peoples Portfolio ETF
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Dorsey Wright Peoples Portfolio ETF | First Trust Dorsey Wright Peoples Portfolio ETF | USD ($)	61	192	335	750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks or U.S. Treasury Bills ("T-Bills") that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.

The Index is a modified market-capitalization weighted index designed to tactically allocate exposure to one of three indices: (i) Nasdaq US 500 Large Cap Index; (ii) Nasdaq US 500 Large Cap Equal Weight Index; or (iii) Nasdaq US T-Bill Index (each, an "Underlying Index"), based on daily relative strength readings. The Nasdaq US 500 Large Cap Index and the Nasdaq US 500 Large Cap Equal Weight Index (each, an "Underlying Equity Index") are equity indices that seek to provide exposure to the 500 securities with the highest float-adjusted market capitalization comprising the Nasdaq US Benchmark Index. Therefore, each Underlying Equity Index is composed of the same constituent securities. What differs, however, is the methodology each Underlying Equity Index utilizes to assign security weights. The Nasdaq US 500 Large Cap Index assigns security weights based on market capitalization and the Nasdaq US 500 Large Cap Equal Weight Index weights components equally. The third Underlying Index is the Nasdaq US T-Bill Index (the "Underlying T-Bills Index"). The Underlying T-Bills Index is designed to act as a U.S. dollar-denominated cash position through the use of nine T-Bills ranging from 30 to 91 days in duration. A T-Bill is a short-term debt obligation backed by the U.S. government with a maturity of less than one year, sold in denominations of $1,000 up to a maximum purchase price of $5 million.

The Index is designed upon the principle that the Underlying Index exhibiting the highest levels of "relative strength," based on current prices, will be the Index with the best performance over the near term. A relative strength calculation is an objective method of comparing two investment options to determine which of the two is exhibiting greater forward price momentum. To determine which of the three Underlying Indices is exhibiting the greatest price momentum, on a daily basis, the Index compares the relative strength of the three Underlying Indices using "point and figure" charting. The Index first compares the relative strength of the two Underlying Equity Indices. The Index then compares the relative strength of the "winning" Underlying Equity Index (the Underlying Equity Index with the greater relative strength) against that of a cash-like proxy that replicates the rate of return on the 13-week T-Bill. The Index will select and weight the components of the Underlying Index (either the "winning" Underlying Equity Index or the Underlying T-Bills Index if the cash proxy is the "winner") exhibiting the greatest levels of relative strength. This process is conducted on a daily basis. As a result of this daily determination, the Fund's strategy may involve frequently buying and selling portfolio securities to reallocate the Fund's exposure to the equity securities or T-Bills in which the Index is invested. The Underlying Equity Indices are rebalanced and reconstituted semi-annually and the Underlying T-Bills Index is rebalanced and reconstituted weekly. If the Index is invested in an Underlying Index on a date when the Underlying Index rebalances, the Index will also rebalance.

The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index's periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2020, the Index was composed of 9 securities. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund's shares may trade at a premium or discount to the Fund's net asset value and possibly face delisting.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

INCOME RISK. The Fund's income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund's shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.

INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Advisor's mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Advisor relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index's other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund's shares and result in increased market volatility. During any such events, the Fund's shares may trade at increased premiums or discounts to their net asset value.

MOMENTUM INVESTING RISK. The Fund employs a "momentum" style of investing that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. Momentum can change quickly and stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than expected.

PREMIUM/DISCOUNT RISK. The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund's shares may become less liquid in response to deteriorating liquidity in the market for the Fund's underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund's shares and their net asset value.

SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an "over-the-counter" market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared to those of the Index and two broad-based market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

On August 18, 2017, the Fund's underlying index changed from the CBOE® VIX® Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of July 24, 2017, it was not in existence for all of the periods disclosed.

First Trust Dorsey Wright People's Portfolio ETF Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:
Best Quarter		Worst Quarter
15.02%	March 31, 2019	-14.16%	December 31, 2018

Average Annual Total Returns for the Periods Ended December 31, 2019

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns - First Trust Dorsey Wright Peoples Portfolio ETF		1 Year	5 Years	Since Inception	Inception Date
First Trust Dorsey Wright Peoples Portfolio ETF		30.24%	6.59%	8.83%	Aug. 29, 2012
First Trust Dorsey Wright Peoples Portfolio ETF | After tax on distributions		29.62%	5.99%	8.19%
First Trust Dorsey Wright Peoples Portfolio ETF | After tax on distributions and sale of fund shares		17.88%	4.84%	6.74%
Nasdaq Dorsey Wright Peoples Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1]	31.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	14.30%
Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes)		32.04%
[1]	On August 18, 2017, the Fund's underlying index changed from the CBOE® VIX® Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio Index. Therefore, the Fund's performance and total returns shown for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on the current Index, would have generated. Since the Fund's current Index had an inception date of July 24, 2017, it was not in existence for all of the periods disclosed.